SUPPLEMENT TO THE PROSPECTUSES,

SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE INCOME FUNDS

Wells Fargo Advantage Adjustable Rate Government Fund

Wells Fargo Advantage Government Securities Fund

Wells Fargo Advantage Income Plus Fund

Wells Fargo Advantage Adjustable Rate Government Fund (the “Fund”)

Effective on or about March 2, 2015, Michael Bray, CFA of Wells Capital Management Incorporated will be on a leave of absence from his role as a Portfolio Manager for the Fund. Christopher Kauffman, CFA remains a Portfolio Manager for the Fund.

Effective immediately, Michal Stanczyk is added as a Portfolio Manager for the Fund. A biographical description for Mr. Stanczyk is included among the Portfolio Manager biographies listed for the Fund as follows:

“Mr. Stanczyk joined Wells Capital Management or one of its predecessor firms in 2007, where he currently serves as a Portfolio Manager in the Fixed Income team. He was a Research Analyst prior to becoming a Portfolio Manager in 2015.”

            The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in the Fund’s Statement of Additional Information is amended to add the following information:

Michal Stanczyk[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Stanczyk became portfolio manager of the Fund in February 2015. The information presented in this table is as of the Fund’s fiscal year end, at which time he was not a manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Michal Stanczyk	Adjustable Rate Government Fund	$0

Wells Fargo Advantage Government Securities Fund (the “Fund”)

Effective on or about March 2, 2015, Michael Bray, CFA of Wells Capital Management Incorporated will be on a leave of absence from his role as a Portfolio Manager for the Fund. Christopher Kauffman, CFA remains a Portfolio Manager for the Fund.

Effective immediately, Jay N. Mueller, CFA is added as a Portfolio Manager for the Fund. A biographical description for Mr. Mueller is included among the Portfolio Manager biographies listed for the Fund as follows:

“Mr. Mueller joined Wells Capital Management or one of its predecessor firms in 1991, where he currently serves as a Portfolio Manager specializing in macroeconomic analysis.”

            The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in the Fund’s Statement of Additional Information is amended to add the following information:

Jay N. Mueller, CFA	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$46M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	1
	Total Assets Managed	$54M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager	Fund	Beneficial Ownership
Jay N. Mueller, CFA	Government Securities Fund	$0

Wells Fargo Advantage Income Plus Fund (the “Fund”)

Effective on or about March 2, 2015, Michael Bray, CFA of Wells Capital Management Incorporated will be on a leave of absence from his role as a Portfolio Manager for the Fund. Thomas M. Price, CFA and Noah Wise, CFA remain as Portfolio Managers for the Fund.

Effective immediately, the reference to the removal of Janet Rilling, CFA, CPA from the Fund’s Prospectuses, Summary Prospectuses and Statement of Additional Information in the supplement dated January 30, 2015 is hereby removed.

February 17, 2015                                                                                                       IFIV025/P1006SP